SHARE BASED COMPENSATION - Share Based Compensation Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE BASED COMPENSATION
Equity-settled plans	$ 21	$ 32
Cash-settled plans	301	(28)
Total share-based compensation expense	$ 322	$ 4